CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Amortization of prior service credits, taxes	$ 129	$ 1,041	$ 386	$ 3,740
Amortization of actuarial losses, taxes	(454)	(414)	(1,299)	(1,482)
Unrealized gains (losses) on derivatives, taxes	1,096	(1,311)	666	(484)
Reclassification adjustment for realized losses, taxes	$ (1,057)	$ (1,615)	$ (2,607)	$ (4,079)